Deferred Compensation (Narrative) (Detail) (Deferred Bonus)	9 Months Ended
Sep. 23, 2012
Deferred Bonus
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Bonuses payable period	A two- to three-year period
Required employment period	Two years